Themes Uranium & Nuclear ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Industrial Products - 10.2%
BWX Technologies, Inc.	922	$102,702
Chengdu Guoguang Electric Co. Ltd. - Class A	9,000	58,358
Mirion Technologies, Inc. (a)	5,945	103,740
NuScale Power Corp. (a)	6,077	108,960
RongFa Nuclear Equipment Co. Ltd. - Class A (a)	97,400	61,248
		435,008

Materials - 42.6%(b)
American Lithium Corp. (a)	12,847	4,916
Atha Energy Corp. (a)	14,987	5,839
Bannerman Energy Ltd. (a)	36,905	66,243
Boss Energy Ltd. (a)	80,992	121,816
Cameco Corp.	6,321	325,009
Centrus Energy Corp. - Class A (a)	1,614	107,508
CGN Mining Co. Ltd.	685,869	143,944
Denison Mines Corp. (a)	67,298	122,194
Encore Energy Corp. (a)	10,138	34,206
Energy Fuels, Inc./Canada (a)	20,333	104,308
IsoEnergy Ltd. (a)	12,645	22,784
Laramide Resources Ltd. (a)	12,126	5,399
Lotus Resources Ltd. (a)	516,278	63,910
NAC Kazatomprom JSC - GDR	3,750	141,563
NexGen Energy Ltd. (a)	20,202	133,232
Paladin Energy Ltd. (a)	31,206	146,021
Peninsula Energy Ltd. (a)	65,764	51,288
Uranium Energy Corp. (a)	9,611	64,298
Uranium Royalty Corp. (a)	11,419	25,023
Ur-Energy, Inc. (a)	3,850	4,393
Yellow Cake PLC (a)(c)	21,624	135,301
		1,829,195

Tech Hardware & Semiconductors - 1.4%
Silex Systems Ltd. (a)	19,677	61,504

Utilities - 45.5%(b)
American Electric Power Co., Inc.	3,301	304,451
CGN Power Co. Ltd. - Class A	278,600	157,635
China National Nuclear Power Co. Ltd. - Class A	114,700	163,897
Constellation Energy Corp.	1,636	365,990
Duke Energy Corp.	2,821	303,935
Endesa SA	4,211	90,598
Kyushu Electric Power Co., Inc.	8,600	77,230
Oklo, Inc. (a)	8,084	171,623
PG&E Corp.	11,568	233,442
TXNM Energy, Inc.	1,717	84,425
		1,953,226
TOTAL COMMON STOCKS (Cost $4,528,682)		4,278,933

TOTAL INVESTMENTS - 99.7% (Cost $4,528,682)		4,278,933
Other Assets in Excess of Liabilities - 0.3%		11,569
TOTAL NET ASSETS - 100.0%		$4,290,502
two		–%
Percentages are stated as a percent of net assets.		–%

GDR - Global Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $135,301 or 3.2% of the Fund’s net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Uranium & Nuclear ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,278,933	$–	$–	$4,278,933
Total Investments	$4,278,933	$–	$–	$4,278,933

Refer to the Schedule of Investments for further disaggregation of investment categories.